Note 7 - Equity (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	BeyondSpring Inc.'s shareholders
					Accumulated
			Additional		other		Non	Total
	Ordinary shares		paid-in	Accumulated	comprehensive	Subtotal	controlling	equity
	Shares	Amount	capital	deficit	income (loss)		interests
		$	$	$	$	$	$	$

Balances at January 1, 2020 (audited)	27,885,613	3	246,979	(216,845)	140	30,277	854	31,131
Issuance of ordinary shares	2,613,590	-	31,395	-	-	31,395	-	31,395
Share-based compensation	17,198	-	5,936	-	-	5,936	132	6,068
Foreign currency translation adjustment loss	-	-	-	-	(187)	(187)	(39)	(226)
Net loss	-	-	-	(43,377)	-	(43,377)	(2,068)	(45,445)

Balances at September 30, 2020 (unaudited)	30,516,401	3	284,310	(260,222)	(47)	24,044	(1,121)	22,923

Balances at January 1, 2019 (audited)	23,184,612	2	170,950	(178,760)	42	(7,766)	(1,616)	(9,382)
Issuance of ordinary shares	2,679,578	1	44,956	-	-	44,957	-	44,957
Capital contribution from noncontrolling interests	-	-	5,941	-	-	5,941	4,142	10,083
Share-based compensation	100,000	-	1,750	-	-	1,750	-	1,750
Capital injection shared by noncontrolling interests	-	-	(578)	-	-	(578)	578	-
Foreign currency translation adjustment gain (loss)	-	-	-	-	183	183	(39)	144
Net loss	-	-	-	(24,012)	-	(24,012)	(1,259)	(25,271)

Balances at September 30, 2019 (unaudited)	25,964,190	3	223,019	(202,772)	225	20,475	1,806	22,281